Condensed Consolidated Statements of Stockholders' Deficit (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Payment to acquire common stock	$ 6,081
Coroware, Inc. and Subsidiaries [Member]
Placement agent fees	$ 1,350